Cover Page Document	Feb. 24, 2023
Cover Page [Abstract]
Amendment Flag	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Written Communications	false
Entity Address, Address Line One	118 Second Avenue SE
Entity Incorporation, State or Country Code	IA
Document Type	8-K
Document Period End Date	Feb. 24, 2023
Entity Registrant Name	United Fire Group Inc
Entity File Number	001-34257
Entity Tax Identification Number	45-2302834
Entity Address, City or Town	Cedar Rapids
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52401
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	UFCS
Security Exchange Name	NASDAQ
City Area Code	319
Local Phone Number	399-5700
Entity Central Index Key	0000101199